Description of the Business	12 Months Ended
Dec. 31, 2025
Description of the Business
Description of the Business

Note 1. Description of the Business

The Company develops, manufactures, and markets a patented hemostatic gauze for the healthcare and wound care sectors. Our gauze product, CelluSTAT® (formerly branded as HemoStyp), is derived from cotton and designed to absorb exudate/drainage from superficial wounds and help control bleeding. We are in the process of seeking regulatory approval to sell our hemostatic gauze product line into the U.S. Class III human surgical markets.